Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit) to the Company's Effective Tax Rate	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Reconciliation Of The Statutory Federal Income Tax Rate Benefit To The Companys Effective Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	(26.10%)	852.70%
Income tax provision (benefit)	(5.10%)	873.70%